Subsequent Events (Details) - Detail 1 - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)				1 Months Ended		12 Months Ended
	Mar. 31, 2024	Feb. 14, 2024	Jan. 03, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 08, 2021
Subsequent Events [Line Items]
Issuance of common stock						500,000
Legal expenses (in Dollars)						$ 150,000
Aggregate purchase price (in Dollars)						1,500,000
Cash expenses payable (in Dollars)						8,540,000
Sell securities (in Dollars)						25,000,000
Keystone [Member]
Subsequent Events [Line Items]
Agreed to make a payment (in Dollars)						$ 1,000,000
Minimum [Member]
Subsequent Events [Line Items]
Issued an aggregate						1,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Issuance of common stock						1,629,500
Common stock, par value (in Dollars per share)						$ 0.0001
Common Stock [Member] | Keystone [Member]
Subsequent Events [Line Items]
Issuance of common stock		119,050
Lead Investor [Member]
Subsequent Events [Line Items]
Issuance of common stock		250,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 10
Warrants to purchase					612,746
Aggregate cash proceeds (in Dollars)		$ 9,980,000
Cash proceeds (in Dollars)	$ 500,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issuance of common stock					0.0001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted		1,200,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)			$ 11.02
Subsequent Event [Member] | Business Combination [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted		1,000,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Issuance of common stock						1,500
Common Stock issuable conversion						200.00%
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase stock					2,500
Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001
Class A Common Stock [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Forfeit an aggregate of shares						250,000
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares		2,977,070
Common Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Issued an aggregate						1,200,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 10
Forecast [Member]
Subsequent Events [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.0001
Forecast [Member] | Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Sale of units				626
Private Placement [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)							$ 10
Issuance of common stock						885,000
Private Placement [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)						$ 10
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of common stock					10,080
Sale of units			885,000